Document and Entity Information	Jun. 30, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001209466
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2023
Document Effective Date	Jun. 30, 2023
Prospectus Date	Aug. 26, 2022
Invesco DWA Basic Materials Momentum ETF | Invesco DWA Basic Materials Momentum ETF
Prospectus:
Trading Symbol	PYZ
Invesco DWA Basic Materials Momentum ETF | Invesco DWA SmallCap Momentum ETF
Prospectus:
Trading Symbol	DWAS
Invesco DWA Basic Materials Momentum ETF | Invesco PureBeta MSCI USA ETF
Prospectus:
Trading Symbol	PBUS
Invesco DWA Basic Materials Momentum ETF | Invesco Treasury Collateral ETF
Prospectus:
Trading Symbol	CLTL
Invesco DWA Basic Materials Momentum ETF | Invesco VRDO Tax-Free ETF
Prospectus:
Trading Symbol	PVI
Invesco DWA Basic Materials Momentum ETF | Invesco DWA Developed Markets Momentum ETF
Prospectus:
Trading Symbol	PIZ
Invesco DWA Basic Materials Momentum ETF | Invesco DWA Emerging Markets Momentum ETF
Prospectus:
Trading Symbol	PIE
Invesco DWA Basic Materials Momentum ETF | Invesco PureBeta 0-5 Yr US TIPS ETF
Prospectus:
Trading Symbol	PBTP
Invesco DWA Consumer Cyclicals Momentum ETF | Invesco DWA Consumer Cyclicals Momentum ETF
Prospectus:
Trading Symbol	PEZ
Invesco DWA Consumer Staples Momentum ETF | Invesco DWA Consumer Staples Momentum ETF
Prospectus:
Trading Symbol	PSL
Invesco DWA Energy Momentum ETF | Invesco DWA Energy Momentum ETF
Prospectus:
Trading Symbol	PXI
Invesco DWA Financial Momentum ETF | Invesco DWA Financial Momentum ETF
Prospectus:
Trading Symbol	PFI
Invesco DWA Healthcare Momentum ETF | Invesco DWA Healthcare Momentum ETF
Prospectus:
Trading Symbol	PTH
Invesco DWA Industrials Momentum ETF | Invesco DWA Industrials Momentum ETF
Prospectus:
Trading Symbol	PRN
Invesco DWA Momentum ETF | Invesco DWA Momentum ETF
Prospectus:
Trading Symbol	PDP
Invesco DWA Technology Momentum ETF | Invesco DWA Technology Momentum ETF
Prospectus:
Trading Symbol	PTF
Invesco DWA Utilities Momentum ETF | Invesco DWA Utilities Momentum ETF
Prospectus:
Trading Symbol	PUI
Invesco Dynamic Biotechnology & Genome ETF | Invesco Dynamic Biotechnology & Genome ETF
Prospectus:
Trading Symbol	PBE
Invesco Dynamic Building & Construction ETF | Invesco Dynamic Building & Construction ETF
Prospectus:
Trading Symbol	PKB
Invesco Dynamic Energy Exploration & Production ETF | Invesco Dynamic Energy Exploration & Production ETF
Prospectus:
Trading Symbol	PXE
Invesco Dynamic Food & Beverage ETF | Invesco Dynamic Food & Beverage ETF
Prospectus:
Trading Symbol	PBJ
Invesco Dynamic Large Cap Growth ETF | Invesco Dynamic Large Cap Growth ETF
Prospectus:
Trading Symbol	PWB
Invesco Dynamic Large Cap Value ETF | Invesco Dynamic Large Cap Value ETF
Prospectus:
Trading Symbol	PWV
Invesco Dynamic Leisure and Entertainment ETF | Invesco Dynamic Leisure and Entertainment ETF
Prospectus:
Trading Symbol	PEJ
Invesco Dynamic Oil & Gas Services ETF | Invesco Dynamic Oil & Gas Services ETF
Prospectus:
Trading Symbol	PXJ
Invesco Dynamic Pharmaceuticals ETF | Invesco Dynamic Pharmaceuticals ETF
Prospectus:
Trading Symbol	PJP
Invesco Dynamic Semiconductors ETF | Invesco Dynamic Semiconductors ETF
Prospectus:
Trading Symbol	PSI